Balances and Transactions with Related Parties and Affiliated Companies - Transactions (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses:
Other expenses with related parties	$ 28	$ 88	$ 225
Other revenue
Income:
Income from related party transaction	1,996	273	1,671
Jugos del Valle, S.A.P.I. de C.V. | Logistic services
Income:
Income from related party transaction	0	566	601
Jugos del Valle, S.A.P.I. de C.V. | Juices
Expenses:
Purchase of goods from related party transaction	9,964	7,080	5,301
BBVA Bancomer, S.A de C.V.
Expenses:
Interest expense and fee paid to related party transaction	0	206	215
BBVA Bancomer, S.A de C.V. | Interest revenue
Income:
Income from related party transaction	0	2,732	3,346
Grupo Financiero Scotiabank Inverlat SA | Interest revenue
Income:
Income from related party transaction	362	454	413
The Coca-Cola company
Expenses:
Contributions	2,721	2,012	2,450
The Coca-Cola company | Concentrate
Expenses:
Purchase of goods from related party transaction	51,740	54,502	46,461
The Coca-Cola company | Advertising
Expenses:
Services received, related party transaction	980	948	869
Grupo Industrial Bimbo, S.A.B. de C. V. | Baked goods and snacks
Expenses:
Purchase of goods from related party transaction	7,418	7,249	7,264
Promotora Industrial Azucarera, S.A. de C.V. | Sugar
Expenses:
Purchase of goods from related party transaction	2,198	2,718	2,841
Beta San Miguel | Sugar
Expenses:
Purchase of goods from related party transaction	286	722	917
Fountain Agua Mineral, L.T.D.A. | Inventories
Expenses:
Purchase of goods from related party transaction	2,730	1,143	638
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) | Canned products
Expenses:
Purchase of goods from related party transaction	1,011	989	843
AdeS Alimentos y Bebidas
Expenses:
Purchase of goods from related party transaction	2,590	2,373	2,466
Leao Alimentos e Bebidas, L.T.D.A. | Inventories
Expenses:
Purchase of goods from related party transaction	0	112	181
Grupo Televisa, S.A.B. de C.V. | Advertising
Expenses:
Services received, related party transaction	0	0	196
Fundación FEMSA
Expenses:
Donations to related party transactions	335	344	309
Difusion y Fomento Cultural, A.C.
Expenses:
Donations to related party transactions	132	125	123
Donations to ITESM
Expenses:
Donations to related party transactions	210	241	237
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) | Resine
Expenses:
Purchase of goods from related party transaction	$ 401	$ 356	$ 458